Lease - Schedule of Maturity Analysis of Operating Leases Liabilities (Details)	Sep. 30, 2025 USD ($)
Schedule of Maturity Analysis of Operating Leases Liabilities [Abstract]
2025	$ 27,206
2026	24,573
Total future undiscounted cash flow	51,779
Less: Discount on operating lease liabilities	(807)
Present value of operating lease liabilities	$ 50,972